Accrued Expenses	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued Expenses
Accrued expenses are summarized as follows:

	April 2,	January 1,
	2022	2022

Sales tax payable	$4,376	$3,606
Interest payable	5,189	2,741
Other accrued liabilities	1,082	1,766
Employee compensation	12,300	13,857
Customer deposits and allowances	25,729	24,555
Income taxes	6,797	810
Short term lease liabilities	4,762	—
Other	5,632	6,777

Total	$65,867	$54,111

Other as of April 2, 2022 and January 1, 2022 consists primarily of property tax, freight accrual, legal, accounting and other professional fee accruals.

7. Accrued Expenses
Accrued expenses are summarized as follows:

	January 1,	December 26,
	2022	2020
Sales tax payable	$3,606	$1,325
Interest payable	2,741	4,833
Contingent consideration payable - short term	—	4,000
Other accrued liabilities	1,766	5,511
Employee compensation	13,857	6,703
Customer deposits and allowances	24,555	10,781
Income taxes	810	949
Other	6,777	3,064

Total	$54,111	$37,165

Other accrued liabilities consist primarily of deferred transaction costs of $3,337 as of December 26, 2020. Other
,
as of January 1, 2022 and December 26, 2020 consists primarily of property tax, freight accrual, legal, accounting and other professional fee accruals.